FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Changes in financial liabilities values at fair value level 3 (Details) - Level 3 - Private warrants	12 Months Ended
Jun. 30, 2019 USD ($)
Fair value
Warrants issued in business combination	$ 3,432,723
Changes in finance results	(571,212)
As of the end of the year	$ 2,861,511